LONG-TERM DEBT - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	247,204
Total	$ 247,204